WASATCH FUNDS, INC.

Supplement dated May 14, 2008

To the Prospectus dated January 31, 2008

The Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2008. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective May 20, 2008, investors are advised that Noor Kamruddin will no longer serve as part of the Global Science & Technology Fund’s portfolio management team. Mr. Samuel S. Stewart, Jr. will be the lead portfolio manager on the team of Wasatch portfolio managers that manage the Fund. All references to Ms. Kamruddin in the Prospectus are hereby deleted.

Effective May 20, 2008, investors are advised that John Mazanec will no longer serve as part of the Small Cap Value Fund’s portfolio management team. Jim Larkins will continue to serve as the lead portfolio manager on the team of Wasatch portfolio managers that manage the Fund. All references to Mr. Mazanec in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS, INC.

Supplement dated May 14, 2008

To the Prospectus dated January 31, 2008

The Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2008. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective May 20, 2008, investors are advised that Noor Kamruddin will no longer serve as part of the Global Science & Technology Fund’s portfolio management team. Mr. Samuel S. Stewart, Jr. will be the lead portfolio manager on the team of Wasatch portfolio managers that manage the Fund. All references to Ms. Kamruddin in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS, INC.

Supplement dated May 14, 2008

To the Prospectus dated January 31, 2008

The Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2008. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective May 20, 2008, investors are advised that John Mazanec will no longer serve as part of the Small Cap Value Fund’s portfolio management team. Jim Larkins will continue to serve as the lead portfolio manager on the team of Wasatch portfolio managers that manage the Fund. All references to Mr. Mazanec in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS, INC.

THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

TO THE STATEMENT OF ADDITIONAL INFORMATION

Supplement dated May 14, 2008

To the Statement of Additional Information dated January 31, 2008,

Amended and Restated as of February 20, 2008

The Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (“SAI”) dated January 31, 2008, amended and restated as of February 20, 2008. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective May 20, 2008, all references to Ms. Kamruddin and Mr. Mazanec in the Statement of Additional Information are hereby deleted.

Effective May 1, 2008, the chart on page 4 of the SAI in the section entitled “Fund Investments- Open/Closed Status of the Funds” is hereby deleted and replaced in its entirety with the following:

Name of Fund	Open	Closed to New Investors and Existing Shareholders
Core Growth Fund	X
Emerging Markets Small Cap Fund	X
Global Science & Technology Fund	X
Heritage Growth Fund	X
Heritage Value Fund	X
International Growth Fund	X
International Opportunities Fund	X
Micro Cap Fund		X
Micro Cap Value Fund	X
Small Cap Growth Fund	X
Small Cap Value Fund	X
Strategic Income Fund	X
Ultra Growth Fund	X
U.S. Treasury Fund	X

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE